Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 12, 2015
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 12, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Hartford Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MULTI-ASSET INCOME FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

NOVEMBER 12, 2015

SUPPLEMENT TO

HARTFORD MULTI-ASSET INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED AUGUST 13, 2015 AND SUMMARY PROSPECTUS DATED MARCH 1, 2015, AS RESTATED AUGUST 13, 2015

Certain changes are being made to the above referenced Prospectuses effective immediately.

1.  The second paragraph in the section entitled “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus is deleted in its entirety and replaced with the following:

The equity portion of the Fund’s portfolio invests in various types of equity instruments including, but not limited to, common stock, depositary receipts, equity-linked notes (“ELNs”), real estate-related securities, preferred stock, rights, warrants, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and derivative instruments.  The Fund may invest in equity securities of issuers with any market capitalization.  The fixed income portion of the Fund invests in various types of fixed income instruments including, but not limited to, U.S. Treasury bills, notes, and bonds; rated and unrated loan and debt obligations of corporations, including loans and other debt obligations of corporations in default or bankruptcy; non-U.S. government and corporate securities, including emerging markets debt; convertible bonds, securitized debt and currencies; and hybrid high yield instruments, including zero coupon bonds, and units or other securities with hybrid equity characteristics.  The Fund may invest in fixed-income securities of any maturity or duration. The Fund may invest without limit in foreign securities and other instruments, including investments in issuers located in emerging markets.  The Fund may also hold cash and cash equivalents.  The Fund may trade investments actively.

2. The section entitled “CLASSES OF SHARES — Investor Requirements — Class A and Class C Shares” in the above referenced Prospectus is deleted in its entirety and replaced with the following:

Class A Shares — Class A shares are generally available for purchase by all investors other than retirement plans except as described below.

Purchases of Class A shares by certain retirement plans are permitted under the following circumstances:

•                  If the plan is one of the following types of retirement plans and owned or was offered Class A shares on or before June 30, 2007: (a) an employer-sponsored retirement plan with at least 100 participants or $500,000 in plan assets; (b) a retirement plan that buys Fund shares through a group variable funding agreement issued by Hartford Life Insurance Company; or (c) a retirement plan for which Hartford Life Insurance Company or an affiliate acts as plan administrator.  These types of retirement plans may purchase Class A shares at net asset value without a sales charge; and

•                  If the plan is an employer sponsored retirement plan held directly at a broker-dealer (that is, outside of a retirement plan recordkeeping platform or third party administrator). Such retirement plans may purchase Class A shares, subject to all applicable sales charges as described in this prospectus.

Employer sponsored retirement plans are also eligible to purchase Class R shares, as described below.

Class C Shares — Class C shares are generally available for purchase by all investors other than retirement plans.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity portion of the Fund’s portfolio invests in various types of equity instruments including, but not limited to, common stock, depositary receipts, equity-linked notes (“ELNs”), real estate-related securities, preferred stock, rights, warrants, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and derivative instruments.  The Fund may invest in equity securities of issuers with any market capitalization.  The fixed income portion of the Fund invests in various types of fixed income instruments including, but not limited to, U.S. Treasury bills, notes, and bonds; rated and unrated loan and debt obligations of corporations, including loans and other debt obligations of corporations in default or bankruptcy; non-U.S. government and corporate securities, including emerging markets debt; convertible bonds, securitized debt and currencies; and hybrid high yield instruments, including zero coupon bonds, and units or other securities with hybrid equity characteristics.  The Fund may invest in fixed-income securities of any maturity or duration. The Fund may invest without limit in foreign securities and other instruments, including investments in issuers located in emerging markets.  The Fund may also hold cash and cash equivalents.  The Fund may trade investments actively.

Hartford Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFAX
Hartford Multi-Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAICX
Hartford Multi-Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFIX
Hartford Multi-Asset Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFRX
Hartford Multi-Asset Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFSX
Hartford Multi-Asset Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFTX
Hartford Multi-Asset Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFYX